Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events [Abstract]
Subsequent Events
12.	Subsequent Events

Separation of 15.00%/15.00% Notes and Warrants

In accordance with the terms of the Warrant Agreement, the 15.00%/15.00% Notes and the Warrants separated on November 2, 2011, which is 180 days after the issue date of the Units. The Warrants are exercisable as of the opening of business on such date until 5:00 p.m., New York City time, on November 15, 2018. Each Warrant not exercised during such period will become void and all rights thereunder and all rights in respect thereof under the Warrant Agreement will cease as of such time.

Adoption of Deferred Compensation Plans

On November 7, 2011, the Board approved the iPayment Deferred Compensation Plan and the iPayment Executive Retention Plan (each, a "Plan" and collectively, the "Plans"). Each Plan is a nonqualified, unfunded plan intended to comply with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended. Each Plan will be effective January 1, 2012.

Approval of Compensation of Members of the Board

The Company previously announced in iPayment's Current Report on Form 8-K filed with the SEC on September 2, 2011 that it expected to pay members of the Board an annual retainer of $50,000. On November 7, 2011, the Board resolved that, effective October 1, 2011, each member of the Board will receive such retainer, payable quarterly in the amount of $12,500 per quarter. Such compensation will be paid to each member of the Board at the end of each quarter in which such member is serving on the Board, and will be the total compensation paid to each member for the member's service on (i) the Board and (ii) the board of directors of any subsidiary or affiliate of iPayment, if any.

17.	Subsequent Events

On April 12, 2011, Investors and iPayment GP, LLC (the "General Partner") entered into a redemption agreement (the "Redemption Agreement") with (i) Mr. Daily, (ii) the trustee administering the estate of Mr. Daily (the "Daily Bankruptcy Trustee") and (iii) the trusts for the benefit of, and other entities controlled by, members of Mr. Daily's family that held equity interests in Investors (together with Mr. Daily and the Daily Bankruptcy Trustee, on behalf of the Daily bankruptcy estate, the "Daily Parties"). Pursuant to the Redemption Agreement, Investors and the General Partner agreed to redeem from the Daily Parties, and the Daily Parties agreed to transfer and surrender to Investors and the General Partner, as applicable, all of the equity interests of the Daily Parties in Investors and the General Partner, representing approximately 65.8% of the outstanding equity of Investors, for an aggregate price of $118.5 million (the "Equity Redemption"). The interests redeemed pursuant to the Redemption Agreement constituted all of the direct and indirect equity interests of the Daily Parties in the Company.

On May 6, 2011, iPayment completed an offering of $400.0 million in aggregate principal amount of 10.25% senior notes due 2018 (the "10.25% Notes") and the closing of its new senior secured credit facilities (the "New Senior Secured Credit Facilities") consisting of (i) a $375.0 million term facility and (ii) a $75.0 million revolving facility. Also on May 6, 2011, Holdings completed an offering of 125,000 units (the "Units"), consisting of $125.0 million in aggregate principal amount of 15.00%/15.00% notes and 125,000 warrants (the "Warrants") to purchase common stock of Holdings. The Warrants represent an aggregate 2.5% of the outstanding common stock of Holdings on a fully diluted basis (after giving effect to the Warrants).

The majority of the proceeds from the offerings of the 10.25% Notes and the Units, together with borrowings under the New Senior Secured Credit Facilities, were used to (i) permanently repay all of the outstanding indebtedness under iPayment's previously existing senior secured credit facilities; (ii) redeem and satisfy and discharge all of iPayment's previously existing senior subordinated notes; (iii) redeem and satisfy and discharge all of Investors' previously existing PIK toggle notes and (iv) pay fees and expenses in connection with the offerings. All of the remainder of such proceeds and borrowings were used to consummate the Equity Redemption on May 23, 2011, including payment of the transaction fee and other related fees and expenses described in Note 11 to the unaudited consolidated financial statements.

Upon the closing of the Equity Redemption, Mr. Daily resigned as a director and officer, as applicable, of the General Partner, Investors and each of Investors' subsidiaries, including his former positions as iPayment's Chairman and Chief Executive Officer. In connection with Mr. Daily's resignation, Mr. Grimstad became the new Chairman and Chief Executive Officer of iPayment and Mr. Monaco, iPayment's Chief Financial Officer, became a member of the board of directors of iPayment. The Redemption Agreement includes covenants on the part of Mr. Daily not to compete with iPayment and its affiliates for one year, and not to solicit employees, independent sales agents and independent sales organizations and merchants of iPayment and its affiliates for three years, in each case from May 23, 2011, the closing date of the Equity Redemption.

The description set forth above is intended to be a summary only, is not complete and is qualified in its entirety by reference to the full and complete terms contained in the Redemption Agreement, a copy of which is included as Exhibit 99.1 to iPayment's Current Report on Form 8-K filed with the SEC on April 13, 2011, which is incorporated herein by reference.

For information regarding certain additional events that have taken place since December 31, 2010, see Note 12 to the unaudited consolidated financial statements.